Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Segment Reporting Information [Line Items]
Number of reportable segments	3	3
Number of operating segments	6
Consumer Segment | Sales | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of net sales	29.00%	28.00%	28.00%
Maximum | Sales | Customer Concentration Risk | Home Depot
Segment Reporting Information [Line Items]
Percentage of net sales	10.00%	10.00%	10.00%